REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of corrections on consolidated statement of cash flow (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income	₽ 47,615	$ 677.0	₽ (14,653)	₽ 23,350
Deferred income tax (benefit)/expense	4,569	65.0	(5,163)	666
Foreign exchange (gains)/losses	(9,393)	(133.5)	(235)	(2,752)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable, accrued and other liabilities and non-income taxes payable	49,698	706.5	22,641	(2,939)
Net cash from operating activities	₽ 41,688	$ 592.8	9,293	32,604
As previously reported
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income				24,149
Deferred income tax (benefit)/expense				685
Foreign exchange (gains)/losses				(2,835)
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable, accrued and other liabilities and non-income taxes payable			22,835	(3,674)
Net cash from operating activities			₽ 9,293	32,604
Previously Reported After Corrections
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable, accrued and other liabilities and non-income taxes payable				(2,939)
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Net income				(799)
Deferred income tax (benefit)/expense				(19)
Foreign exchange (gains)/losses				83
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts payable, accrued and other liabilities and non-income taxes payable				₽ 735